Concentration of major customers and suppliers (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	71.00%	61.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	29.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	66.00%	48.00%	50.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	12.00%	19.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	12.00%	13.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Four Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	78.00%	44.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%